FOR CURRENT INCOME

Corporate Bond Fund
Extended Duration
Bond Fund

(Photo of illustration from Current Income Brochure)


service and guidance

professional management

goals

1999
Semi-Annual Report


DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London
for current
  income
     2                                                         February 5, 1999

Dear Shareholder:

Corporate Bond Fund and Extended Duration Bond Fund concluded the first half of their inaugural fiscal year on January 31, 1999. We are pleased to report that the Funds' initial four and a half months of operations provided encouraging results, as shown below.

   The Funds opened on September 15, 1998, just after a large-scale disruption in global financial markets. Many foreign investors had become fearful of credit risk in the face of global economic uncertainty, and by late August, had sold their riskier investments stocks and non-government bonds - for the safety and liquidity of U.S. Treasuries.

   As Treasury prices rose and corporate bond prices fell, the yield spread between corporate bonds and similar maturity Treasuries widened dramatically. By mid-September, as we began building the two portfolios - which focus on investment-grade corporate bonds rated BBB or better - we were able to take advantage of compelling low prices and high income potential created by the uncertainty.

   By late September, the Federal Reserve Board began reducing its target for short-term interest rates in an effort to stabilize market conditions. The Fed lowered the federal funds rate (the interest rate charged between banks for overnight loans) again in October and November, for a total rate cut of 0.75%. The federal funds rate remained at 4.75% through January 1999.

   Lower interest rates provided much needed liquidity to the stock and bond markets. Although prices subsequently rebounded, many fixed income securities, including investment-grade corporate bonds, have yet to experience a full recovery. We believe that increasing

CUMULATIVE TOTAL RETURNS
--------------------------------------------------------------------------------
                                                        September 15, 1998
                                                        to January 31, 1999
--------------------------------------------------------------------------------
Corporate Bond Fund A Class                                    +4.24%
Extended Duration Bond Fund A Class                            +4.46%
--------------------------------------------------------------------------------
Saloman Smith Barney Large Pension Index                       +1.17%

The performance shown above is based on net asset value without effect of sales charges and assumes reinvestment of distributions. See page 7 for portfolio performance for all Classes. Performance of other Fund classes varies due to different expenses. Past performance is not a guarantee of future results. During the period an expense limit of 0.55% was in effect. Performance would have been lower if the limit were not in effect.

                                                                     for current
                                                                        income
                                                                           3

investor appetite for the above-average yields and relatively high credit quality will gradually push investment-grade corporate bond prices higher.

   On the next several pages,
Gary A. Reed, the Funds' portfolio manager, describes the investment selection process and current portfolio positioning of Corporate Bond Fund and Extended Duration Bond Fund, and shares his outlook for the remainder of 1999.

   During the short lifetime of the Funds, they have experienced strong growth in net assets. As of January 31, 1999, Corporate Bond Fund and Extended Duration Bond Fund had net assets of $55.8 million and $48.3 million, respectively. We thank you for your investment, and we look forward to helping you reach your long-term financial goals.

Sincerely,


/s/ JEFFREY J. NICK
------------------------------------
JEFFREY J. NICK
Chairman, President
and Chief Executive Officer
Delaware Investments Family of Funds


WE BELIEVE THAT INCREASING INVESTOR APPETITE FOR THE ABOVE-AVERAGE YIELDS AND RELATIVELY HIGH CREDIT QUALITY WILL GRADUALLY PUSH INVESTMENT-GRADE CORPORATE BOND PRICES HIGHER.

Jeffrey J. Nick Named Chairman
On December 17, 1998, Jeffrey J. Nick was named Chairman of the Delaware Investments Family of Funds. He replaces Wayne A. Stork who has retired as Chairman of the Board of Directors, but continues to serve as a Board Member. Mr. Nick was named President and Chief Executive Officer of Delaware Investments Family of Funds in October 1997. He has been CEO of Lincoln National Investment Companies, an indirect parent company of Delaware Investments, since October 1996 and previously managed Lincoln's operations in the United Kingdom. Mr. Nick holds an MBA from the University of Chicago and a Bachelor of Arts degree from Princeton University.

for current
  income
     4

Portfolio Manager's Review


BY GARY A. REED
Vice President/Senior Portfolio Manager
February 5, 1999

A QUALITY APPROACH TO
TOTAL RETURN
A bond's credit rating is an important indication of its issuer's likely ability to pay interest and repay principal. When corporations and governments issue debt, national organizations - such as Standard and Poor's and Moody's Investors Services - rate the creditworthiness of the issuers.

   The highest categories of credit quality - bonds rated AAA through BBB - indicate a good probability that the issuer will meet its financial commitments. Bonds rated BB or lower are generally issued by companies whose financial situations make their ability to fulfill debt obligations less certain. These lower quality bonds typically offer a higher yield to compensate for their higher risk.

   Quality is a top priority in managing Corporate Bond Fund and Extended Duration Bond Fund. We invest each portfolio primarily in investment grade corporate bonds with ratings of BBB or higher. This helps us to minimize credit risk while working toward the goal of both Funds: providing investors with total return.

CURRENT POSITIONING
As of January 31, 1999, both portfolios held more than 95% of net assets in investment grade bonds. Corporate bonds made up most of this allocation, while U.S. Treasuries and agency securities accounted for approximately 31% of Corporate Bond Fund's investment grade holdings and 27% of Extended Duration Bond Fund's investment grade holdings.



PORTFOLIO CREDIT QUALITY AND CHARACTERISTICS
--------------------------------------------------------------------------------
JANUARY 31, 1999

                               Corporate Bond Fund   Extended Duration Bond Fund
--------------------------------------------------------------------------------
AAA                                     31.7%                     27.8%
AA                                      11.7%                     12.1%
A                                       24.8%                     26.2%
BBB                                     27.5%                     29.0%
BB                                       4.3%                      4.9%
--------------------------------------------------------------------------------
Current 30-Day SEC Yield*               4.52%                     4.53%
Average Effective Duration         7.7 years                 8.7 years
Average Effective Maturity        13.0 years                14.6 years
Number of Securities                      42                        39

* For A Class shares measured according to Securities and Exchange Commission
  (SEC) guidelines. Current 30-Day SEC yields as of 1/31/99 for Corporate Bond Fund B and C Class shares were 4.06% and 4.13% respectively. The Institutional Class yield was 4.99%. For Extended Duration Bond Fund, the current 30-day SEC yield was 4.02% for B Class, 4.01% for C Class and 5.00% for the Institutional Class.

                                                                     for current
                                                                        income
                                                                           5


   Lower quality, higher risk, BB bonds represented just under 5% of net assets. We may invest up to 20% in bonds rated BB which offer high income and on which we conduct extensive credit analysis. In general, we prefer to buy bonds rated BB from companies that exhibit improving financial characteristics. We believe many have the potential to receive a credit upgrade. If that happens, prices could rise, helping the Funds' performance. In the meantime, these securities have been offering us extra yield, which has also helped the Funds' performance.

INVESTMENT STRATEGY
We employ a careful selection process to choose bonds for each portfolio from the broad universe of investment grade bonds. We consider economic, industry and company-specific factors, including:

o Liquidity of the individual security. It is important that we buy bonds that can be easily bought and sold.

o Financial strength of the company and its industry. When we consider bonds for investment, we conduct extensive research of the companies and their respective industries. This includes evaluating the viability of the business and industry, quality of management, balance sheets, operating cash flows, and plans for future growth.

o Relative value in the marketplace. We look for securities that are inexpensively priced and issued by good quality companies. We think these bonds will provide solid total return over time.


                          Portfolio Selection Process

                             Investment Grade Bonds

                               Liquidity Factors

                              Industry and Company
                                    Research

                                 Relative Value
                                    Analysis

                   Corporate Bond           Extended Duration
                   Fund Portfolio          Bond Fund Portfolio
for current
  income
     6

TWO FUNDS FOR
DIFFERENT INVESTORS
Corporate Bond Fund and Extended Duration Bond Fund have a lot in common. They share the same investment objective of seeking total return and employ a similar strategy of investing in higher quality corporate bonds. But there is one major difference between the two funds: the length of their average durations and the resulting difference in risk profile.

   Duration measures a bond's price sensitivity to changes in interest rates. The longer the duration, the more a bond or bond fund's price is likely to fluctuate. Generally, a bond or bond fund with a longer duration will experience bigger losses when interest rates rise, and bigger gains when interest rates fall.

   Corporate Bond Fund's duration range is lower than the duration range for Extended Duration Bond Fund.

   Extended Duration Bond Fund's longer duration makes it more suitable for investors with a longer time horizon or greater tolerance for risk. Over time, its longer duration offers the potential for greater returns. Corporate Bond Fund's more conservative approach may be more appropriate for long-term investors who desire less exposure to principal fluctuations.

OUTLOOK
In early February 1999, the U.S. Conference Board released economic data for the fourth quarter of 1998. The government's report card surprised many, as it reflected better than anticipated economic growth late last year with no signs of inflation on the horizon.

   Low inflation and the economy's continued strength lead us to believe that interest rates will fluctuate in a moderate range over the next 12 to 18 months. With liquidity increasing in the bond markets, we think that corporate bond yields will begin to fall, lessening the income advantage they have over Treasuries. This bodes well for corporate bond prices. Corporate Bond Fund and Extended Duration Bond Fund have already begun to realize the benefits of price appreciation relative to Treasuries. We believe that the portfolios can earn high income with some modest capital appreciation during the rest of 1999. We believe this combination will help us meet the Fund's investment objectives.

                                                                     for current
                                                                        income
                                                                           7

Performance Summary


CORPORATE BOND FUND PERFORMANCE
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS THROUGH JANUARY 31, 1999

                                                            Lifetime
                                                       September 15, 1998
                                                       to January 31, 1999
--------------------------------------------------------------------------------
Class A (Est. 9/15/98)
   Excluding Sales Charge                                      +4.24%
   Including Sales Charge                                      -0.64%
--------------------------------------------------------------------------------
Class B (Est. 9/15/98)
   Excluding Sales Charge                                      +4.06%
   Including Sales Charge                                      +0.06%
--------------------------------------------------------------------------------
Class C (Est. 9/15/98)
   Excluding Sales Charge                                      +4.06%
   Including Sales Charge                                      +3.06%


EXTENDED DURATION BOND FUND PERFORMANCE
--------------------------------------------------------------------------------
CUMULATIVE TOTAL RETURNS THROUGH JANUARY 31, 1999

                                                            Lifetime
                                                       September 15, 1998
                                                       to January 31, 1999
--------------------------------------------------------------------------------
Class A (Est. 9/15/98)
   Excluding Sales Charge                                      +4.46%
   Including Sales Charge                                      -0.43%
--------------------------------------------------------------------------------
Class B (Est. 9/15/98)
   Excluding Sales Charge                                      +4.21%
   Including Sales Charge                                      +0.21%
--------------------------------------------------------------------------------
Class C (Est. 9/15/98)
   Excluding Sales Charge                                      +4.36%
   Including Sales Charge                                      +3.36%

Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. B and C Class results excluding sales charge assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance for this short time period may not be indicative of future results.

Class A shares have a 4.75% maximum front-end sales charge and a 12b-1 fee. Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a contingent deferred sales charge of up to 4% if redeemed before the end of the sixth year. Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

Institutional Class shares are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class Cumulative Returns through January 31, 1999 are:

                                                              Lifetime
Corporate Bond Fund (Est. 9/15/98)                              4.32%
Extended Duration Bond Fund (Est. 9/15/98)                      4.52%

8 for current income

Financial Statements
DELAWARE GROUP INCOME FUNDS, INC.
CORPORATE BOND FUND
STATEMENT OF NET ASSETS
JANUARY 31, 1999 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        PRINCIPAL    MARKET
                                                          AMOUNT      VALUE
                                                       -------------------------
AGENCY MORTGAGE-BACKED SECURITIES - 16.08%
Federal National Mortgage Association
   5.75% 4/15/03 .................................     $2,000,000  $2,057,618
Federal National Mortgage Association
   6.00% 5/15/08 .................................      2,200,000   2,324,839
Federal National Mortgage Association
   6.00% 10/1/28 .................................        452,244     447,439
Federal National Mortgage Association PL 456078
   6.00% 12/1/28 .................................      1,666,499   1,648,792
Federal National Mortgage Association PL 481539
   6.00% 1/1/29 ..................................      2,525,000   2,498,172
                                                                    ---------
Total Agency Mortgage-Backed Securities
   (cost $8,911,958) .............................                  8,976,860
                                                                    ---------
ASSET-BACKED SECURITIES - 1.10%
Home Equity Loan Trust (EQCC) 1996-4 A6
   6.88% 7/15/14 .................................        270,000     276,048
NationsCredit Grantor Trust (NCGT) 97-1 A
   6.75% 8/15/13 .................................        332,651     340,302
                                                                    ---------
Total Asset Backed Securities (cost $614,603) ....                    616,350
                                                                    ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 0.75%
Federal Home Loan Mortgage Corporation 2091PD
   6.00% 4/15/21 .................................         45,000      45,437
Mortgage Capital Funding 96-MC2-C
   7.224% 9/20/06 ................................        355,000     371,030
                                                                    ---------
Total Collateralized Mortgage Obligations
   (cost $409,627) ...............................                    416,467
                                                                    ---------
CORPORATE BONDS - 67.45%
AUTOMOBILE & AUTO EQUIPMENT - 2.77%
Federal Mogul 144A 7.50% 1/15/09 .................        500,000     502,500
Ford Motor Company 6.625% 10/1/28 ................      1,000,000   1,043,750
                                                                    ---------
                                                                    1,546,250
                                                                    ---------
BANKING - 6.63%
Chase Manhattan 6.75% 8/15/08 ....................      1,600,000   1,704,000
J.P. Morgan 6.00% 1/15/09 ........................      2,000,000   1,997,500
                                                                    ---------
                                                                    3,701,500
                                                                    ---------
CABLE, MEDIA & PUBLISHING - 13.93%
News America Holdings 7.75% 12/1/45 ..............        900,000     995,625
Time Warner 9.125% 1/15/13 .......................      1,125,000   1,440,000
Turner Broadcasting senior notes
   8.375% 7/1/13 .................................      2,125,000   2,565,938
Viacom 7.625% 1/15/16 ............................      2,500,000   2,781,250
                                                                    ---------
                                                                    7,782,813
                                                                    ---------
COMPUTERS & TECHNOLOGY - 1.72%
Computer Associates 6.50% 4/15/08 ................        950,000     960,688
                                                                    ---------
                                                                      960,688
                                                                    ---------

--------------------------------------------------------------------------------
                                                        PRINCIPAL     MARKET
                                                          AMOUNT      VALUE
                                                       -------------------------
CORPORATE BONDS (CONTINUED)
CONSUMER PRODUCTS - 4.08%
Tommy Hilfiger 6.85% 6/1/08 ......................     $2,300,000 $ 2,279,875
                                                                  -----------
                                                                    2,279,875
                                                                  -----------
FINANCE - 21.87%
Associates Corporation NA 6.25% 11/1/08 ..........      2,225,000   2,325,125
Commercial Credit 6.50% 8/1/04 ...................      1,250,000   1,295,312
Conseco Finance 8.796% 4/1/27 ....................        500,000     471,875
Ford Motor Credit 5.80% 1/12/09 ..................      1,500,000   1,511,250
General Electric Capital 8.85% 3/1/07 ............      1,000,000   1,223,750
Household Finance 6.50% 11/15/08 .................      2,375,000   2,499,688
Lehman Brothers Holdings 6.625% 2/5/06 ...........        890,000     886,565
Morgan Stanley Dean Witter 5.625% 1/20/04 ........      1,000,000   1,001,250
Popular NA 6.625% 1/15/04 .........................     1,000,000   1,000,000
                                                                  -----------
                                                                   12,214,815
                                                                  -----------
FOOD, BEVERAGE & TOBACCO - 2.36%
Philip Morris 7.20% 2/1/07 .......................      1,210,000   1,318,900
                                                                  -----------
                                                                    1,318,900
                                                                  -----------
HEALTHCARE & PHARMACEUTICALS - 0.54%
Cardinal Health unsecured notes 6.00% 1/15/06 ....        150,000     151,125
United Health Care 144A 6.60% 12/1/03 ............        145,000     147,719
                                                                  -----------
                                                                      298,844
                                                                  -----------
RETAIL - 4.92%
Saks Incorporated 8.25% 11/15/08 .................      2,500,000   2,750,000
                                                                  -----------
                                                                    2,750,000
                                                                  -----------
TELECOMMUNICATIONS - 5.66%
Cox Communications 6.15% 8/1/03 ..................        250,000     255,000
MCI Worldcom 7.55% 4/1/04 ........................        630,000     686,700
Sprint Capital 6.125% 11/15/08 ...................      2,160,000   2,219,400
                                                                  -----------
                                                                    3,161,100
                                                                  -----------
MISCELLANEOUS - 2.97%
Petro Mexicanos 8.02% 5/15/07 ....................        375,000     370,311
Republic of Korea 8.875% 4/15/08 .................      1,200,000   1,288,500
                                                                  -----------
                                                                    1,658,811
                                                                  -----------
Total Corporate Bonds (cost $37,282,623)                           37,673,596
                                                                  -----------

U.S. TREASURY OBLIGATIONS - 14.44%
U.S. Treasury Bond 6.125% 11/15/27 ...............         10,000      11,242
U.S. Treasury Bond 6.375% 8/15/27 ................      5,565,000   6,439,914
U.S. Treasury Note 5.50% 2/15/08 .................        885,000     935,962
U.S. Treasury Note 6.375% 1/15/00 ................        335,000     340,379
U.S. Treasury Strip 5.127% 5/15/27 ...............      1,500,000     334,160
                                                                  -----------
Total U.S. Treasury Obligations
   (cost $7,998,246) .............................                  8,061,657
                                                                  -----------
                                                           for current income 9

CORPORATE BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                                      VALUE
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES - 99.82%
   (COST $55,217,057) .......................................       $55,744,930
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.18% .....           102,024
                                                                    -----------
NET ASSETS APPLICABLE TO 9,818,501 CORPORATE BOND
   SHARES OUTSTANDING - 100.00% .............................       $55,846,954
                                                                    ===========
NET ASSET VALUE CORPORATE BOND A CLASS
   ($1,065,368 / 187,301 shares) ............................             $5.69
                                                                          =====
NET ASSET VALUE CORPORATE BOND B CLASS
   ($241,147 / 42,379 shares) ...............................             $5.69
                                                                          =====
NET ASSET VALUE CORPORATE BOND C CLASS
   ($242,344 / 42,598 shares) ...............................             $5.69
                                                                          =====
NET ASSET VALUE CORPORATE BOND INSTITUTIONAL CLASS
   ($54,298,095 / 9,546,223 shares) .........................             $5.69
                                                                          =====
COMPONENTS OF NET ASSETS AT JANUARY 31, 1999:
Commom stock, $1 par value, 200,000,000 shares authorized
   to the Fund with 100,000,000 shares allocated to
   Corporate Bond Fund A Class, 25,000,000 shares allocated
   to Corporate Bond Fund B Class, 25,000,000 shares
   allocated to Corporate Bond Fund C Class and 50,000,000
   shares allocated to Corporate Bond Fund Institutional
   Class ....................................................       $55,379,977
Undistributed net investment income .........................               234
Accumulated net realized loss on investments ................           (61,130)
Net unrealized appreciaton of investments ...................           527,873
                                                                    -----------
Total net assets ............................................       $55,846,954
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE
   CORPORATE BOND FUND A CLASS
Net asset value A Class (A) .................................             $5.69
Sales charge (4.75% of offering price or 4.92% of amount
   invested per share) (B) ..................................              0.28
                                                                          -----
Offering Price ..............................................             $5.97
                                                                          =====
--------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See How To Buy Shares in the current prospectus for purchases of $100,000 or more.

                             See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.
EXTENDED DURATION BOND FUND
STATEMENT OF NET ASSETS
JANUARY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        PRINCIPAL     MARKET
                                                         AMOUNT        VALUE
                                                       -------------------------
AGENCY MORTGAGE-BACKED SECURITIES - 8.72%
Federal National Mortgage Association
   6.00% 10/1/28 ...................................   $  373,663  $  369,693
Federal National Mortgage Association PL 456078
   6.00% 12/1/28 ...................................    1,363,500   1,349,012
Federal National Mortgage Association PL 481539
   6.00% 1/1/29 ....................................    2,525,000   2,498,172
                                                                   ----------
Total Agency Mortgage-Backed Securities
   (cost $4,205,373) ...............................                4,216,877
                                                                   ----------
ASSET-BACKED SECURITIES - 0.52%
Home Equity Loan Trust 1996-4 A6
   6.88% 7/15/14 ...................................      245,000     250,488
                                                                   ----------
Total Asset-Backed Securities (cost $249,632) ......                  250,488
                                                                   ----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 0.86%
Federal Home Loan Mortgage Corporation 2091PD
   6.00% 4/15/21 ...................................       40,000      40,388
Mortgage Capital Funding 96-MC2-C
   7.224% 9/20/06 ..................................      360,000     376,256
                                                                   ----------
Total Collateralized Mortgage Obligations
   (cost $409,734)                                                    416,644
                                                                   ----------
CORPORATE BONDS - 71.90%
AUTOMOBILE & AUTO EQUIPMENT - 3.20%
Federal Mogul 144A 7.50% 1/15/09 ...................      500,000     502,500
Ford Motor 6.625% 10/1/28 ..........................    1,000,000   1,043,750
                                                                   ----------
                                                                    1,546,250
                                                                   ----------
BANKING - 7.21%
Chase Manhattan 6.75% 8/15/08 ......................    1,400,000   1,491,000
J.P. Morgan 6.00% 1/15/09 ..........................    2,000,000   1,997,500
                                                                   ----------
                                                                    3,488,500
                                                                   ----------
CABLE, MEDIA & PUBLISHING - 15.18%
News America Holdings 7.75% 12/1/45 ................      906,000   1,002,263
Time Warner 9.125% 1/15/13 .........................    1,125,000   1,440,000
Turner Broadcasting senior notes
   8.375% 7/1/13 ...................................    2,125,000   2,565,938
Viacom 7.625% 1/15/16 ..............................    2,100,000   2,336,250
                                                                   ----------
                                                                    7,344,451
                                                                   ----------
COMPUTERS & TECHNOLOGY - 1.57%
Computer Associates 6.50% 4/15/08 ..................      750,000     758,438
                                                                   ----------
                                                                      758,438
                                                                   ----------
CONSUMER PRODUCTS - 4.07%
Tommy Hilfiger 6.85% 6/1/08 ........................    1,985,000   1,967,631
                                                                   ----------
                                                                    1,967,631
                                                                   ----------
FINANCE - 23.77%
Associates Corporation North America
   6.25% 11/1/08 ...................................    2,025,000   2,116,125
Commercial Credit 6.50% 8/1/04 .....................    1,250,000   1,295,313
Conseco Finance 8.796% 4/1/29 ......................      500,000     471,875
Ford Motor Credit 5.80% 1/12/09 ....................    1,500,000   1,511,250

10 for current income

EXTENDED DURATION BOND FUND
STATEMENT OF NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
                                                        PRINCIPAL     MARKET
                                                         AMOUNT       VALUE
                                                       -------------------------


CORPORATE BONDS (CONTINUED)
FINANCE (Continued)
General Electric Capital 8.85% 3/1/07 ............     $1,000,000 $ 1,223,750
Household Finance 6.50% 11/15/08 .................      2,010,000   2,115,525
Lehman Brothers Holdings 6.625% 2/5/06 ...........        770,000     767,027
Morgan Stanley Dean Witter 5.625% 1/20/04 ........      1,000,000   1,001,250
Popular North America 6.625% 1/15/04 .............      1,000,000   1,000,000
                                                                  -----------
                                                                   11,502,115
                                                                  -----------
FOOD, BEVERAGE & TOBACCO - 2.67%
Philip Morris 7.20% 2/1/07 .......................      1,185,000   1,291,650
                                                                  -----------
                                                                    1,291,650
                                                                  -----------
TELECOMMUNICATIONS - 5.83%
Cox Communications 6.15% 8/1/03 ..................        225,000     229,500
MCI Worldcom 7.55% 4/1/04 ........................        630,000     686,700
Sprint Capital 6.125% 11/15/08 ...................      1,855,000   1,906,013
                                                                  -----------
                                                                    2,822,213
                                                                  -----------
HEALTHCARE - 0.28%
United Health Care 144A 6.60% 12/1/03 ............        135,000     137,531
                                                                  -----------
                                                                      137,531
                                                                  -----------
RETAIL - 5.15%
May Department Stores 7.625% 08/15/13 ............        160,000     182,400
Saks Incorporated 8.25% 11/15/08 .................      2,100,000   2,310,000
                                                                  -----------
                                                                    2,492,400
                                                                  -----------
MISCELLANEOUS - 2.97 %
Petro Mexicanos 8.020% 5/15/07 ...................        370,000     365,375
Republic of Korea 8.875% 4/15/08 .................      1,000,000   1,073,750
                                                                  -----------
                                                                    1,439,125
                                                                  -----------
Total Corporate Bonds (cost $34,436,719) .........                 34,790,304
                                                                  -----------

U.S. TREASURY OBLIGATIONS - 17.91%
U.S. Treasury Bond 6.375% 8/15/27 ................      6,125,000   7,087,955
U.S. Treasury Note 5.50% 2/15/08 .................        105,000     111,046
U.S. Treasury Strip 5.04% 2/15/27 ................      1,500,000     343,216
U.S. Treasury Strip 5.127% 5/15/27 ...............      2,500,000     556,933
U.S. Treasury Strip 6.501% 2/15/29 ...............      2,500,000     568,910
                                                                  -----------
Total U.S. Treasury Obligations
   (cost $8,583,045) .............................                  8,668,060
                                                                  -----------

--------------------------------------------------------------------------------
                                                                     MARKET
                                                                     VALUE
                                                                  -----------
TOTAL MARKET VALUE OF SECURITIES - 99.91%
   (COST $47,884,503) ........................................    $48,342,373
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 0.09% ......         42,148
                                                                  -----------
NET ASSETS APPLICABLE TO 8,494,847 EXTENDED DURATION
   BOND FUND SHARES OUTSTANDING - 100.00% ....................    $48,384,521
                                                                  ===========
NET ASSET VALUE - EXTENDED DURATION BOND FUND A CLASS
   ($751,358 / 131,915 shares) ...............................          $5.70
                                                                        =====
NET ASSET VALUE - EXTENDED DURATION BOND FUND B CLASS
   ($9,543 / 1,675 shares) ...................................          $5.70
                                                                        =====
NET ASSET VALUE - EXTENDED DURATION BOND FUND C CLASS
   ($25,101 / 4,407 shares) ..................................          $5.70
                                                                        =====
NET ASSET VALUE - EXTENDED DURATION BOND FUND
   INSTITUTIONAL CLASS ($47,598,519 / 8,356,850 shares) ......          $5.70
                                                                        =====
COMPONENTS OF NET ASSETS AT JANUARY 31, 1999:
Common stock, $1 par value, 200,000,000 shares authorized
   to the Fund with 100,000,000 shares allocated to Extended
   Duration Bond Fund A Class, 25,000,000 shares allocated
   to Extended Duration Bond Fund B Class, 25,000,000 shares
   allocated to Extended Duration Bond Fund C Class and
   50,000,000 shares allocated to Extended Duration Bond
   Fund Institutional Class ..................................    $47,961,209
Undistributed net investment income ..........................          1,496
Accumulated net realized loss on investments .................        (36,054)
Net unrealized appreciation of investments ...................        457,870
                                                                  -----------
Total Net Assets .............................................    $48,384,521
                                                                  ===========
NET ASSET VALUE AND OFFERING PRICE FOR EXTENDED
   DURATION BOND FUND A CLASS
Net asset value A Class (A) ..................................          $5.70
   Sales charge (4.75% of offering price or 4.91% of the
   amount invested per share) (B) ............................           0.28
                                                                        -----
Offering price ...............................................          $5.98
                                                                        =====
--------------------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See How To Buy Shares in the current prospectus for purchases of $100,000 or more.

                             See accompanying notes
                                                           for current income 11

DELAWARE GROUP INCOME FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD SEPTEMBER 15, 1998*
THROUGH JANUARY 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                                              CORPORATE BOND   EXTENDED DURATION
                                                   FUND             BOND FUND
                                              ----------------------------------
INVESTMENT INCOME:
Interest ...................................      $364,879           $321,646
                                                  --------           --------
                                                   364,879            321,646
                                                  --------           --------
EXPENSES:
Management fees ............................        31,774             30,623
Registration fees ..........................        13,793             13,806
Dividend disbursing and transfer
   agent fees and expenses .................        11,240              9,548
Accounting and administration ..............         2,689              1,932
Custodian fees .............................         1,152              1,264
Reports and statements to shareholders .....           937              1,570
Directors' fees ............................           900                711
Distribution expense .......................           723                500
Professional fees ..........................           476                668
Taxes (other than taxes on income) .........            44                 18
Other ......................................           697                716
                                                  --------           --------
                                                    64,425             61,356
                                                  --------           --------
Less expenses absorbed by Delaware
   Management Company ......................       (28,163)           (29,709)
                                                  --------           --------
NET INVESTMENT INCOME ......................       328,617            289,999
                                                  --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
Net realized loss on investments ...........       (37,396)           (21,280)
Net change in unrealized appreciation
   of investments ..........................       527,873            457,870
                                                  --------           --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................       490,477            436,590
                                                  --------           --------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .........................      $819,094           $726,589
                                                  ========           ========
-----------------
* Date of commencement of operations.

                             See accompanying notes

DELAWARE GROUP INCOME FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)
--------------------------------------------------------------------------------
                                             CORPORATE BOND    EXTENDED DURATION
                                                  FUND             BOND FUND
                                             -----------------------------------
                                               9/15/1998*          9/15/1998*
                                              to 1/31/1999        to 1/31/1999

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income ....................   $   328,617          $   289,999
Net realized loss on investments .........       (37,396)             (21,280)
Net change in unrealized appreciation
   of investments ........................       527,873              457,870
                                             -----------          -----------
Net increase in net assets resulting
   from operations .......................       819,094              726,589
                                             -----------          -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
   A Class ...............................        (6,590)              (5,627)
   B Class ...............................          (342)                 (35)
   C Class ...............................          (552)                (159)
   Institutional Class ...................      (320,899)            (282,682)
Net realized gain from security
   transactions:
   A Class ...............................          (649)                (403)
   B Class ...............................           (26)                  (3)
   C Class ...............................           (37)                 (13)
   Institutional Class ...................       (23,022)             (14,355)
                                             -----------          -----------
                                                (352,117)            (303,277)
                                             -----------          -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   A Class ...............................     1,277,945              853,041
   B Class ...............................       239,420               61,034
   C Class ...............................       240,871               25,095
   Institutional Class ...................    56,299,522           48,862,699
Net asset value of shares issued upon
   reinvestment of dividends from net
   investment income and net realized
   gain on security transactions:
   A Class ...............................         5,650                4,995
   B Class ...............................           141                   27
   C Class ...............................           351                   68
   Institutional Class ...................       250,119              214,973
                                             -----------          -----------
                                              58,314,019           50,021,932
                                             -----------          -----------
Cost of shares repurchased:
   A Class ...............................      (234,283)            (119,941)
   B Class ...............................             -              (51,226)
   C Class ...............................             -                    -
   Institutional Class ...................    (2,699,759)          (1,889,556)
                                             -----------          -----------
                                              (2,934,042)          (2,060,723)
                                             -----------          -----------
Increase in net assets derived from
   capital share transactions ............    55,379,977           47,961,209
                                             -----------          -----------
NET INCREASE IN NET ASSETS ...............    55,846,954           48,384,521

NET ASSETS:
Beginning of period                                    -                    -
                                             -----------          -----------
End of period ............................   $55,846,954          $48,384,521
                                             ===========          ===========
-------------
* Date of commencement of operations.

                             See accompanying notes

12 for current income

DELAWARE GROUP INCOME FUNDS, INC.
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
Selected data for each share of the fund outstanding throughout each period was as follows:

                                                                                   CORPORATE BOND FUND
                                                              -------------------------------------------------------------
                                                               A CLASS      B CLASS       C CLASS       INSTITUTIONAL CLASS
                                                              9/15/98(1)   9/15/98(1)    9/15/98(1)          9/15/98(1)
                                                                  TO           TO            TO                  TO
                                                               1/31/99      1/31/99        1/31/99             1/31/99

Net asset value, beginning of period .......................   $5.500        $5.500        $5.500              $ 5.500

Income from investment operations:
   Net investment income ...................................    0.100         0.088         0.085                0.105
   Net realized and unrealized gain from investments .......    0.133         0.135         0.138                0.132
                                                               ------        ------        ------               ------
   Net increase in net assets from investment operations ...    0.233         0.223         0.223                0.237
                                                               ------        ------        ------               ------
Less dividends and distributions:
   Dividends from net investment income ....................   (0.039)       (0.029)       (0.029)              (0.043)
   Distributions from net realized gain on security
     transactions ..........................................   (0.004)       (0.004)       (0.004)              (0.004)
                                                               ------        ------        ------               ------
   Total dividends and distributions .......................   (0.043)       (0.033)       (0.033)              (0.047)
                                                               ------        ------        ------               ------
Net asset value, end of period .............................   $5.690        $5.690        $5.690              $ 5.690
                                                               ======        ======        ======               ======
Total Return(2) ............................................     4.24%         4.06%         4.06%                4.32%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .................   $1,065        $  241        $  242              $54,298
   Ratio of expenses to average net assets                       0.80%         1.55%         1.55%                0.55%
   Ratio of expenses to average net assets prior to
     expense limitation ....................................     1.21%         1.96%         1.96%                0.96%
   Ratio of net investment income to average net assets ....     4.65%         3.90%         3.90%                4.90%
   Ratio of net investment income to average net assets
     prior to expense limitation ...........................     4.24%         3.49%         3.49%                4.49%
   Portfolio turnover ......................................      315%          315%          315%                 315%

-----------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes
                                                           for current income 13

DELAWARE GROUP INCOME FUNDS, INC.
FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period was as follows:


                                                                                  EXTENDED DURATION BOND FUND
                                                              -------------------------------------------------------------
                                                               A CLASS      B CLASS       C CLASS       INSTITUTIONAL CLASS
                                                              9/15/98(1)   9/15/98(1)    9/15/98(1)          9/15/98(1)
                                                                  TO           TO            TO                  TO
                                                               1/31/99      1/31/99        1/31/99             1/31/99

Net asset value, beginning of period                           $5.500        $5.500        $5.500              $ 5.500

Income from investment operations:
   Net investment income ...................................    0.101         0.086         0.085                0.106
   Net realized and unrealized gain from investments .......    0.144         0.145         0.154                0.142
                                                               ------        ------        ------               ------
   Net increase in net assets from investment operations ...    0.245         0.231         0.239                0.248
                                                               ------        ------        ------               ------
Less dividends and distributions:
   Dividends from net investment income ....................   (0.042)       (0.028)       (0.036)              (0.045)
   Distributions from net realized gain on
     security transactions .................................   (0.003)       (0.003)       (0.003)              (0.003)
                                                               ------        ------        ------               ------
   Total dividends and distributions .......................   (0.045)       (0.031)       (0.039)              (0.048)
                                                               ------        ------        ------               ------
Net asset value, end of period .............................   $5.700        $5.700        $5.700              $ 5.700
                                                               ======        ======        ======               ======
Total Return(2) ............................................     4.46%         4.21%         4.36%                4.52%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .................   $  751        $   10        $   25              $47,599
   Ratio of expenses to average net assets .................     0.80%         1.55%         1.55%                0.55%
   Ratio of expenses to average net assets prior
     to expense limitation .................................     1.30%         2.05%         2.05%                1.05%
   Ratio of net investment income to average
     net assets ............................................     4.70%         3.95%         3.95%                4.95%
   Ratio of net investment income to average net
     assets prior to expense limitation ....................     4.20%         3.45%         3.45%                4.45%
   Portfolio turnover ......................................      232%          232%          232%                 232%

------------------
(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total returns has not been annualized.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

                             See accompanying notes

14 for current income

DELAWARE GROUP INCOME FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1999
(UNAUDITED)
--------------------------------------------------------------------------------
Delaware Group Income Funds, Inc. is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers five series: the Corporate Bond Fund, the Delchester Fund, the Extended Duration Bond Fund, the High-Yield Opportunities Fund and the Strategic Income Fund. These financial statements and related notes pertain to the Corporate Bond Fund and Extended Duration Bond Fund (The "Funds"). The Funds offer four classes of shares. The A Class carries a front-end sales charge of 4.75%. The B Class carries a back-end deferred sales charge. The C Class carries a level load deferred sales charge and the Institutional Class has no sales charge.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes - Each Fund intends to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other - Expenses common to all Funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities. Each Fund declares and pays dividends from net investment income daily and capital gains, if any, annually.

--------------------------------------------------------------------------------
The custodian bank of the Funds has agreed to waive its custodial fees when the Funds maintain a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the calendar year ended December 31, 1998, the custodial fees offset arrangements amounted to the following:

                                    CORPORATE BOND           EXTENDED DURATION
                                         FUND                    BOND FUND
                                    --------------           -----------------
                                         $666                       $702

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Funds pay Delaware Management Company (DMC), the Investment Manager, an annual fee based on its average daily net assets at the following rates:

                                    CORPORATE BOND           EXTENDED DURATION
                                         FUND                    BOND FUND
                                    --------------           -----------------
On the first $500 million .......       0.500%                     0.550%
On the next $500 million ........       0.475%                     0.500%
On the next $1.5 billion ........       0.450%                     0.450%
In excess of $2.5 billion .......       0.425%                     0.425%

At January 31, 1999 the liability for Investment Management Fees and other expenses payable to DMC were as follows:

                                    CORPORATE BOND           EXTENDED DURATION
                                         FUND                    BOND FUND
                                    --------------           -----------------
                                       $31,774                    $30,623

DMC has elected to waive that portion if any of the management fee and reimburse each Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, distribution and extraordinary expenses, exceed 0.55% of average daily net assets for each Fund through March 31, 1999.

The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing, transfer agent and accounting services agent for the Funds. The Funds pay DSC a monthly based fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums. At January 31, 1999, the Funds had payables for such fees and other expenses payable to DSC as follows:

                                    CORPORATE BOND           EXTENDED DURATION
                                         FUND                    BOND FUND
                                    --------------           -----------------
                                       $10,273                     $9,484

Pursuant to the Distribution Agreement, the Funds pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily for current income 15

--------------------------------------------------------------------------------
net assets of the A Class and 1.00% of the average daily net assets of the B and C Class for each Fund. No distribution expenses are paid by the Institutional Class. At January 31, 1999, the Funds had payables for distribution fees and other expenses payable to DDLP as follows:

                                    CORPORATE BOND           EXTENDED DURATION
                                         FUND                    BOND FUND
                                    --------------           -----------------
                                         $222                      $188

For the period ended January 31, 1999, DDLP earned $431 for commissions on the sales of the Fund A Class shares for the Corporate Bond Fund.

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Funds. These officers, directors and employees are paid no compensation by the Funds.

3. Investments
For the period ended January 31, 1999, the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                    CORPORATE BOND           EXTENDED DURATION
                                         FUND                    BOND FUND
                                    --------------           -----------------
Purchases .......................    $51,478,608                $43,502,888
Sales ...........................     $4,264,122                 $4,213,787

Purchases and sales of U.S. government securities were as follows:

                                    CORPORATE BOND           EXTENDED DURATION
                                         FUND                    BOND FUND
                                    --------------           -----------------
Purchases .......................    $27,166,023                $19,257,466
Sales ...........................    $19,128,020                $10,649,095

At January 31, 1999, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                    CORPORATE BOND           EXTENDED DURATION
                                         FUND                    BOND FUND
                                    --------------           -----------------
Cost of Investments .............    $55,238,767                $47,929,600
                                     ===========                ===========

Aggregate unrealized
 appreciation ...................       $518,596                   $427,885
Aggregate unrealized
 depreciation ...................        $12,433                    $15,112
                                     -----------                 ----------
Net unrealized appreciation             $506,163                   $412,773

4. Capital Stock
Transactions in capital stock were as follows:
                                                                  9/15/1998*
                                                                      to
                                                                  1/31/1999
                                                                  ---------
Shares sold:
   Corporate Bond Fund A Class ..............................       227,678
   Corporate Bond Fund B Class ..............................        42,354
   Corporate Bond Fund C Class ..............................        42,536
   Corporate Bond Fund Institutional Class ..................     9,980,914

Shares issued upon reinvestment of dividends from net investment income and net realized gains from security transactions:
   Corporate Bond Fund A Class ..............................           999
   Corporate Bond Fund B Class ..............................            25
   Corporate Bond Fund C Class ..............................            62
   Corporate Bond Fund Institutional Class ..................        44,203
                                                                 ----------
                                                                 10,338,771
                                                                 ----------

--------------------------------------------------------------------------------
Shares repurchased:
   Corporate Bond Fund A Class ..............................       (41,376)
   Corporate Bond Fund B Class ..............................             -
   Corporate Bond Fund C Class ..............................             -
   Corporate Bond Fund Institutional Class ..................      (478,894)
                                                                 ----------
                                                                   (520,270)
                                                                 ----------
Net Increase ................................................     9,818,501
                                                                 ==========

                                                                  9/15/1998*
                                                                      to
                                                                  1/31/1999
                                                                  ---------
Shares sold:
   Extended Duration Bond Fund A Class ......................       152,192
   Extended Duration Bond Fund B Class ......................        10,940
   Extended Duration Bond Fund C Class ......................         4,395
   Extended Duration Bond Fund Institutional Class ..........     8,652,546

Shares issued upon reinvestment of dividends from net
investment income and net realized gains from security
transactions:
   Extended Duration Bond Fund A Class ......................           882
   Extended Duration Bond Fund B Class ......................             5
   Extended Duration Bond Fund C Class ......................            12
   Extended Duration Bond Fund Institutional Class ..........        37,962
                                                                 ----------
                                                                  8,858,934
                                                                 ----------
Shares repurchased:
   Extended Duration Bond Fund A Class ......................       (21,159)
   Extended Duration Bond Fund B Class ......................        (9,270)
   Extended Duration Bond Fund C Class ......................             -
   Extended Duration Bond Fund Institutional Class ..........      (333,658)
                                                                 ----------
                                                                   (364,087)
                                                                 ----------
Net Increase ................................................     8,494,847
                                                                 ==========
-----------------
* Date of commencement of operations.

5. Market and Credit Risk
The Funds may invest in high-yield fixed income securities which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities may be accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of the respective obligation and may result in a loss of premium, if any has been paid.

The Funds may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Funds' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities, if any, have been denoted in the Statement of Net Assets.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF CORPORATE BOND FUND AND EXTENDED DURATION BOND FUND shareholders, but it may be used with prospective investors when preceded or accompanied by a current Corporate Bond Fund and Extended Duration Bond Fund Prospectus and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest. Summary investment results are documentated in each Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in each Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

(photo of globes)

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawarefunds.com


Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

(C) Delaware Distributors, L.P.

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


Printed in the USA
on recycled paper

(1478)
SA-460[1/99] PP3/99